Goodwill and Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 02, 2024
Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 4,687	$ 4,188	$ 5,644	$ 4,999
Goodwill	$ 13,519		13,519		0		$ 13,500
Intangible assets, net	7,184		7,184		2,254	3,834	$ 6,900
Impairement of goodwill			0
Identifiable Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 600	$ 500	2,000	1,500	$ 2,000	$ 1,600
Impairment of intangible assets			$ 0	$ 0